Senior Notes and Unsecured Revolving Credit Facility - Schedule of Notes Payable (Details) - USD ($)	Mar. 31, 2017		Dec. 31, 2016	Dec. 19, 2016	Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
7.25% Senior Notes due 2022, net	$ 241,738,000	[1]	$ 0
Senior unsecured revolving credit facility	0		118,000,000			$ 74,924,000
Total Notes Payable	$ 241,738,000		118,000,000			83,082,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total Notes Payable			74,900,000
Notes Payable with Land Sellers [Member]
Debt Instrument [Line Items]
Total Notes Payable			0	$ 3,750,000	$ 4,000,000	6,000,000
Construction Loans [Member]
Debt Instrument [Line Items]
Total Notes Payable			$ 0			$ 2,158,000

[1]	(1) The carrying value for the Senior Notes, as presented, is net of the unamortized discount of $2.6 million and $5.7 million of debt issuance costs. The unamortized discount and debt issuance costs are not factored into the estimated fair value.